Net debt - Reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net debt
Opening	£ (3,146)	£ (3,279)
Cash flows	203	284
Non-cash (fair value changes, accruals and acquisitions)	(252)	(269)
Non-cash (foreign exchange, additions and other)	(13)	118
Closing	(3,208)	(3,146)
Bank and other short-term borrowings
Net debt
Opening	(1,134)	(1,345)
Cash flows	602	664
Non-cash (fair value changes, accruals and acquisitions)	(99)	(106)
Non-cash (foreign exchange, additions and other)	(535)	(347)
Closing	(1,166)	(1,134)
Bank and other long-term borrowings
Net debt
Opening	(3,153)	(3,574)
Non-cash (foreign exchange, additions and other)	655	421
Closing	(2,498)	(3,153)
Lease liabilities
Net debt
Opening	(445)	(460)
Cash flows	169	182
Non-cash (fair value changes, accruals and acquisitions)	(146)	(162)
Non-cash (foreign exchange, additions and other)	(23)	(5)
Closing	(445)	(445)
Other investments
Net debt
Opening	1	1
Cash flows	1
Closing	2	1
Fair value of debt-related derivatives
Net debt
Opening	23	(71)
Cash flows	68	39
Non-cash (fair value changes, accruals and acquisitions)	(7)	(1)
Non-cash (foreign exchange, additions and other)	(110)	56
Closing	(26)	23
Gross debt
Net debt
Opening	(4,708)	(5,449)
Cash flows	840	885
Non-cash (fair value changes, accruals and acquisitions)	(252)	(269)
Non-cash (foreign exchange, additions and other)	(13)	125
Closing	(4,133)	(4,708)
Cash and cash equivalents in the Consolidated Balance Sheet
Net debt
Opening	1,562	2,170
Cash flows	(637)	(601)
Non-cash (foreign exchange, additions and other)		(7)
Closing	£ 925	£ 1,562